Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents - shares	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents [Line Items]
Common stock equivalents, total	57,053,504	9,114,632
Series E Preferred [Member]
Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents [Line Items]
Common stock equivalents, total	121	148
Warrants [Member]
Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents [Line Items]
Common stock equivalents, total	20,429,630	6,558,705
Convertible notes [Member]
Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents [Line Items]
Common stock equivalents, total	32,215,486	228,334
Options [Member]
Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents [Line Items]
Common stock equivalents, total	4,408,267	2,327,445